Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of expenses by nature

General and administrative expenses correspond to indirect expenses and the cost of corporate units, including procurement and supplies, information technology, and financial activities.

	For the year ended December 31,
	2021	2020	2019

Inventory cost	(34,163)	(29,641)	(22,929)
Personnel expenses	(2,512)	(2,135)	(1,691)
Outsourced services	(251)	(224)	(198)
Selling expenses	(646)	(511)	(408)
Functional expenses	(664)	(600)	(546)
Other expenses	(439)	(264)	(202)
	(38,675)	(33,375)	(25,974)

Cost of sales	(34,753)	(30,129)	(23,349)
Selling expenses	(3,334)	(2,811)	(2,273)
General and administrative expenses	(588)	(435)	(352)
	(38,675)	(33,375)	(25,974)